Nicholas Company, Inc. 700 North Water Street Milwaukee, WI 53202

May 6, 2009

VIA EDGAR

United States Securities and Exchange Commission Division of Investment Management 100 F Street, N.E.

Washington, D.C. 20549

RE:	Nicholas High Income Fund, Inc. (the "Fund")
Registration Nos.: 002-10806/811-00216

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Class I and Class N Registration Statement on Form N-1A which was filed electronically on April 30, 2009 as Amendment No. 103 under the 1933 Act to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions regarding this filing, please call the undersigned at (414) 272-4650 or Marcia Y. Lucas of Michael Best & Friedrich LLP at (414) 270-2739.

Sincerely, /s/ Jeffrey T. May Jeffrey T. May Senior Vice President and Treasurer